Employee Benefits - Restricted Stock Units (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits
Total stock-based compensation expense		$ 204	$ 335	$ 324
2014 Plan | Restricted Stock Units (RSUs)
Employee Benefits
Units Issued	275,000
Units outstanding	275,000	275,000
Total stock-based compensation expense	$ 206